Quarterly Holdings Report
for
Fidelity ZERO® Large Cap Index Fund
January 31, 2023
LCX-NPRT1-0423
1.9891462.104
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	1,164,417	23,719,174
Verizon Communications, Inc.	686,149	28,523,214
		52,242,388
Entertainment - 1.5%
Activision Blizzard, Inc.	116,366	8,910,145
Electronic Arts, Inc.	42,773	5,504,030
Liberty Media Corp. Liberty Braves:
Class A (a)(b)	2,207	77,532
Class C (a)	5,511	191,121
Liberty Media Corp. Liberty Formula One:
Class A (a)	4,198	267,329
Series C (a)	33,511	2,372,579
Netflix, Inc. (a)	72,704	25,727,037
Roku, Inc. Class A (a)	19,899	1,144,193
Take-Two Interactive Software, Inc. (a)	25,769	2,917,824
The Walt Disney Co. (a)	297,840	32,312,662
Warner Bros Discovery, Inc. (a)	361,081	5,351,220
		84,775,672
Interactive Media & Services - 4.3%
Alphabet, Inc.:
Class A (a)	975,321	96,400,728
Class C (a)	865,531	86,440,581
Match Group, Inc. (a)	45,613	2,468,576
Meta Platforms, Inc. Class A (a)	367,370	54,727,109
Pinterest, Inc. Class A (a)	95,972	2,523,104
Snap, Inc. Class A (a)	164,239	1,898,603
Zoominfo Technologies, Inc. (a)	44,442	1,254,598
		245,713,299
Media - 0.9%
Charter Communications, Inc. Class A (a)	17,549	6,744,256
Comcast Corp. Class A	704,820	27,734,667
Fox Corp.:
Class A	49,432	1,677,722
Class B	22,758	721,429
Interpublic Group of Companies, Inc.	63,368	2,310,397
Liberty Broadband Corp.:
Class A (a)	2,674	239,644
Class C (a)	19,531	1,753,493
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	11,917	484,069
Series C (a)	25,057	1,009,797
Omnicom Group, Inc.	33,209	2,855,642
Paramount Global:
Class A (b)	1,389	37,017
Class B (b)	82,589	1,912,761
The Trade Desk, Inc. (a)	72,773	3,689,591
		51,170,485
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	97,573	14,568,625
TOTAL COMMUNICATION SERVICES		448,470,469
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.1%
Aptiv PLC (a)	44,293	5,009,095
Automobiles - 1.7%
Ford Motor Co.	645,144	8,715,895
General Motors Co.	232,023	9,123,144
Lucid Group, Inc. Class A (a)(b)	96,918	1,132,971
Tesla, Inc. (a)	438,500	75,956,970
		94,928,980
Distributors - 0.1%
Genuine Parts Co.	23,022	3,863,552
Pool Corp.	6,378	2,459,421
		6,322,973
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	65,079	7,230,928
Booking Holdings, Inc. (a)	6,337	15,424,892
Caesars Entertainment, Inc. (a)	35,218	1,833,449
Carnival Corp. (a)(b)	163,568	1,769,806
Chipotle Mexican Grill, Inc. (a)	4,523	7,446,577
Darden Restaurants, Inc.	20,019	2,962,211
Domino's Pizza, Inc.	5,760	2,033,280
Expedia, Inc. (a)	24,644	2,816,809
Hilton Worldwide Holdings, Inc.	44,179	6,409,931
Las Vegas Sands Corp. (a)	53,637	3,164,583
Marriott International, Inc. Class A	43,954	7,655,908
McDonald's Corp.	119,627	31,988,260
MGM Resorts International	52,045	2,155,183
Royal Caribbean Cruises Ltd. (a)	35,782	2,323,683
Starbucks Corp.	187,541	20,468,225
Yum! Brands, Inc.	46,029	6,007,245
		121,690,970
Household Durables - 0.2%
D.R. Horton, Inc.	51,148	5,047,796
Garmin Ltd.	25,017	2,473,681
Lennar Corp.:
Class A	41,549	4,254,618
Class B	2,323	200,614
NVR, Inc. (a)	491	2,587,570
		14,564,279
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc. (a)	1,450,008	149,539,325
Doordash, Inc. (a)(b)	42,931	2,486,564
eBay, Inc.	88,649	4,388,126
Etsy, Inc. (a)	20,503	2,820,803
Uber Technologies, Inc. (a)	325,822	10,077,674
		169,312,492
Leisure Products - 0.0%
Hasbro, Inc.	21,255	1,257,658
Multiline Retail - 0.5%
Dollar General Corp.	36,843	8,606,525
Dollar Tree, Inc. (a)	34,326	5,155,079
Target Corp.	75,202	12,945,272
		26,706,876
Specialty Retail - 2.3%
AutoZone, Inc. (a)	3,102	7,565,313
Best Buy Co., Inc.	32,695	2,900,700
Burlington Stores, Inc. (a)	10,712	2,461,939
CarMax, Inc. (a)(b)	25,789	1,816,835
Lowe's Companies, Inc.	101,407	21,118,008
O'Reilly Automotive, Inc. (a)	10,227	8,103,363
Ross Stores, Inc.	56,708	6,702,319
The Home Depot, Inc.	167,219	54,207,383
TJX Companies, Inc.	189,709	15,529,579
Tractor Supply Co.	18,067	4,119,095
Ulta Beauty, Inc. (a)	8,371	4,302,359
		128,826,893
Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc. (a)	18,954	5,816,604
NIKE, Inc. Class B	205,795	26,203,877
VF Corp.	54,287	1,679,640
		33,700,121
TOTAL CONSUMER DISCRETIONARY		602,320,337
CONSUMER STAPLES - 6.5%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	29,923	1,992,273
Constellation Brands, Inc. Class A (sub. vtg.)	26,514	6,138,521
Keurig Dr. Pepper, Inc.	138,796	4,896,723
Monster Beverage Corp. (a)	62,218	6,475,649
PepsiCo, Inc.	225,082	38,493,524
The Coca-Cola Co.	635,855	38,990,629
		96,987,319
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	72,311	36,961,045
Kroger Co.	106,430	4,749,971
Sysco Corp.	82,763	6,410,822
Walgreens Boots Alliance, Inc.	117,326	4,324,636
Walmart, Inc.	230,593	33,175,415
		85,621,889
Food Products - 1.0%
Archer Daniels Midland Co.	89,747	7,435,539
Conagra Brands, Inc.	78,235	2,909,560
General Mills, Inc.	96,948	7,596,845
Hormel Foods Corp.	47,386	2,147,060
Kellogg Co.	41,821	2,868,084
McCormick & Co., Inc. (non-vtg.)	41,065	3,084,803
Mondelez International, Inc.	222,974	14,591,419
The Hershey Co.	24,015	5,393,769
The J.M. Smucker Co.	17,387	2,656,734
The Kraft Heinz Co.	130,098	5,272,872
Tyson Foods, Inc. Class A	47,211	3,104,123
		57,060,808
Household Products - 1.4%
Church & Dwight Co., Inc.	39,838	3,221,301
Colgate-Palmolive Co.	136,452	10,169,768
Kimberly-Clark Corp.	55,138	7,168,491
Procter & Gamble Co.	387,148	55,122,132
The Clorox Co.	20,148	2,915,214
		78,596,906
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	37,803	10,474,455
Tobacco - 0.7%
Altria Group, Inc.	292,993	13,196,405
Philip Morris International, Inc.	253,253	26,399,093
		39,595,498
TOTAL CONSUMER STAPLES		368,336,875
ENERGY - 5.0%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	163,610	5,192,981
Halliburton Co.	148,353	6,115,111
Schlumberger Ltd.	231,681	13,201,183
		24,509,275
Oil, Gas & Consumable Fuels - 4.6%
Cheniere Energy, Inc.	40,579	6,200,065
Chevron Corp.	290,647	50,578,391
ConocoPhillips Co.	203,582	24,810,538
Coterra Energy, Inc.	128,812	3,224,164
Devon Energy Corp.	106,678	6,746,317
Diamondback Energy, Inc.	28,757	4,201,973
EOG Resources, Inc.	95,966	12,691,504
Exxon Mobil Corp.	672,844	78,056,632
Hess Corp.	45,265	6,796,992
Kinder Morgan, Inc.	323,292	5,916,244
Marathon Oil Corp.	103,750	2,850,013
Marathon Petroleum Corp.	76,583	9,842,447
Occidental Petroleum Corp.	118,805	7,697,376
ONEOK, Inc.	73,032	5,001,231
Ovintiv, Inc.	40,554	1,996,473
Phillips 66 Co.	77,222	7,743,050
Pioneer Natural Resources Co.	38,834	8,945,412
Targa Resources Corp.	37,034	2,778,291
The Williams Companies, Inc.	199,149	6,420,564
Valero Energy Corp.	62,990	8,820,490
		261,318,167
TOTAL ENERGY		285,827,442
FINANCIALS - 11.6%
Banks - 3.8%
Bank of America Corp.	1,140,264	40,456,567
Citigroup, Inc.	316,446	16,524,810
Citizens Financial Group, Inc.	80,282	3,477,816
Fifth Third Bancorp	112,340	4,076,819
First Republic Bank	29,897	4,211,889
Huntington Bancshares, Inc.	236,370	3,585,733
JPMorgan Chase & Co.	479,214	67,070,791
KeyCorp	152,183	2,920,392
M&T Bank Corp.	28,198	4,398,888
PNC Financial Services Group, Inc.	65,882	10,898,859
Regions Financial Corp.	152,227	3,583,424
Signature Bank	10,330	1,332,054
SVB Financial Group (a)	9,641	2,915,824
Truist Financial Corp.	216,742	10,704,887
U.S. Bancorp	220,889	11,000,272
Wells Fargo & Co.	622,528	29,177,887
		216,336,912
Capital Markets - 3.3%
Ameriprise Financial, Inc.	17,383	6,086,136
Bank of New York Mellon Corp.	120,157	6,076,339
BlackRock, Inc. Class A	24,530	18,623,421
Blackstone, Inc.	114,637	11,000,567
Charles Schwab Corp.	249,192	19,292,445
CME Group, Inc.	58,766	10,381,602
FactSet Research Systems, Inc.	6,244	2,640,837
Goldman Sachs Group, Inc.	55,323	20,237,707
Intercontinental Exchange, Inc.	91,241	9,812,970
KKR & Co. LP	94,227	5,258,809
MarketAxess Holdings, Inc.	6,150	2,237,678
Moody's Corp.	25,757	8,313,072
Morgan Stanley	215,368	20,961,767
MSCI, Inc.	13,081	6,953,336
NASDAQ, Inc.	55,521	3,341,809
Northern Trust Corp.	33,982	3,295,235
Raymond James Financial, Inc.	31,626	3,566,464
S&P Global, Inc.	54,397	20,395,611
State Street Corp.	60,059	5,485,188
T. Rowe Price Group, Inc.	36,495	4,250,573
		188,211,566
Consumer Finance - 0.6%
Ally Financial, Inc.	48,749	1,583,855
American Express Co.	97,712	17,092,760
Capital One Financial Corp.	62,390	7,424,410
Discover Financial Services	44,640	5,210,827
Synchrony Financial	73,556	2,701,712
		34,013,564
Diversified Financial Services - 1.7%
Apollo Global Management, Inc.	71,045	5,028,565
Berkshire Hathaway, Inc. Class B (a)	294,357	91,698,093
		96,726,658
Insurance - 2.2%
AFLAC, Inc.	92,457	6,795,590
Allstate Corp.	43,330	5,566,605
American International Group, Inc.	121,407	7,675,351
Aon PLC	33,797	10,770,428
Arch Capital Group Ltd. (a)	60,434	3,888,928
Arthur J. Gallagher & Co.	34,449	6,742,358
Chubb Ltd.	67,817	15,427,689
Cincinnati Financial Corp.	25,676	2,905,239
F&G Annuities & Life, Inc. (b)	3,026	64,938
Fidelity National Financial, Inc.	44,278	1,949,560
Hartford Financial Services Group, Inc.	51,977	4,033,935
Markel Corp. (a)	2,193	3,089,893
Marsh & McLennan Companies, Inc.	81,031	14,173,132
MetLife, Inc.	107,691	7,863,597
Principal Financial Group, Inc.	37,174	3,440,454
Progressive Corp.	95,591	13,033,833
Prudential Financial, Inc.	60,116	6,308,573
The Travelers Companies, Inc.	38,290	7,317,985
Willis Towers Watson PLC	17,688	4,496,113
		125,544,201
TOTAL FINANCIALS		660,832,901
HEALTH CARE - 14.7%
Biotechnology - 2.5%
AbbVie, Inc.	288,915	42,687,191
Alnylam Pharmaceuticals, Inc. (a)	20,096	4,549,734
Amgen, Inc.	87,169	22,001,456
Biogen, Inc. (a)	23,524	6,843,132
BioMarin Pharmaceutical, Inc. (a)	30,396	3,506,179
Exact Sciences Corp. (a)	29,159	1,968,816
Gilead Sciences, Inc.	204,898	17,199,138
Horizon Therapeutics PLC (a)	37,021	4,061,944
Incyte Corp. (a)	30,155	2,567,397
Moderna, Inc. (a)	53,975	9,502,839
Regeneron Pharmaceuticals, Inc. (a)	17,494	13,268,674
Seagen, Inc. (a)	22,435	3,129,234
Vertex Pharmaceuticals, Inc. (a)	41,932	13,548,229
		144,833,963
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	284,918	31,497,685
Align Technology, Inc. (a)	11,866	3,200,616
Baxter International, Inc.	82,457	3,767,460
Becton, Dickinson & Co.	46,593	11,751,686
Boston Scientific Corp. (a)	233,985	10,821,806
DexCom, Inc. (a)	63,100	6,757,379
Edwards Lifesciences Corp. (a)	100,922	7,740,717
Embecta Corp.	9,480	250,177
GE HealthCare Technologies, Inc. (a)	59,643	4,146,381
Hologic, Inc. (a)	40,727	3,313,956
IDEXX Laboratories, Inc. (a)	13,531	6,501,646
Insulet Corp. (a)	11,375	3,268,265
Intuitive Surgical, Inc. (a)	57,730	14,183,684
Medtronic PLC	217,134	18,171,944
ResMed, Inc.	23,928	5,464,437
STERIS PLC	16,295	3,365,080
Stryker Corp.	55,020	13,964,626
Teleflex, Inc.	7,686	1,870,926
The Cooper Companies, Inc.	8,053	2,809,933
Zimmer Biomet Holdings, Inc.	34,291	4,366,616
		157,215,020
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	26,464	4,471,357
Cardinal Health, Inc.	42,835	3,309,004
Centene Corp. (a)	92,509	7,052,886
Cigna Corp.	49,954	15,818,933
CVS Health Corp.	214,665	18,937,746
Elevance Health, Inc.	39,000	19,499,610
HCA Holdings, Inc.	34,644	8,836,645
Humana, Inc.	20,685	10,584,515
Laboratory Corp. of America Holdings	14,476	3,649,689
McKesson Corp.	23,168	8,773,258
Molina Healthcare, Inc. (a)	9,544	2,976,106
Quest Diagnostics, Inc.	18,613	2,763,658
UnitedHealth Group, Inc.	152,647	76,199,856
		182,873,263
Health Care Technology - 0.1%
Teladoc Health, Inc. (a)(b)	26,360	774,984
Veeva Systems, Inc. Class A (a)	22,948	3,913,781
		4,688,765
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	48,375	7,356,870
Avantor, Inc. (a)	110,187	2,633,469
Bio-Techne Corp.	25,719	2,048,776
Charles River Laboratories International, Inc. (a)	8,311	2,021,651
Danaher Corp.	107,042	28,299,764
Illumina, Inc. (a)	25,697	5,504,297
IQVIA Holdings, Inc. (a)	30,302	6,951,582
Mettler-Toledo International, Inc. (a)	3,643	5,584,428
PerkinElmer, Inc.	20,590	2,831,743
Thermo Fisher Scientific, Inc.	64,079	36,546,176
Waters Corp. (a)	9,693	3,184,926
West Pharmaceutical Services, Inc.	12,071	3,206,058
		106,169,740
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	347,369	25,236,358
Catalent, Inc. (a)	29,335	1,570,889
Elanco Animal Health, Inc. (a)	73,533	1,009,608
Eli Lilly & Co.	128,846	44,342,351
Johnson & Johnson	427,138	69,802,892
Merck & Co., Inc.	414,224	44,491,800
Pfizer, Inc.	917,031	40,496,089
Viatris, Inc.	197,823	2,405,528
Zoetis, Inc. Class A	76,176	12,606,366
		241,961,881
TOTAL HEALTH CARE		837,742,632
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.7%
General Dynamics Corp.	36,796	8,575,676
HEICO Corp. (b)	6,445	1,101,773
HEICO Corp. Class A	11,481	1,534,780
L3Harris Technologies, Inc.	31,086	6,677,895
Lockheed Martin Corp.	38,109	17,654,375
Northrop Grumman Corp.	23,616	10,580,913
Raytheon Technologies Corp.	240,252	23,989,162
Textron, Inc.	34,107	2,484,695
The Boeing Co. (a)	91,525	19,494,825
TransDigm Group, Inc.	8,440	6,057,810
		98,151,904
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	19,229	1,926,169
Expeditors International of Washington, Inc.	25,997	2,811,576
FedEx Corp.	39,112	7,582,252
United Parcel Service, Inc. Class B	119,229	22,084,788
		34,404,785
Airlines - 0.2%
Delta Air Lines, Inc. (a)	104,893	4,101,316
Southwest Airlines Co.	97,188	3,476,415
United Airlines Holdings, Inc. (a)	53,312	2,610,156
		10,187,887
Building Products - 0.4%
Carrier Global Corp.	136,780	6,227,593
Johnson Controls International PLC	112,510	7,827,321
Masco Corp.	36,926	1,964,463
Trane Technologies PLC	37,625	6,739,390
		22,758,767
Commercial Services & Supplies - 0.4%
Cintas Corp.	14,102	6,257,621
Copart, Inc. (a)	70,006	4,663,100
Republic Services, Inc.	33,578	4,191,206
Waste Management, Inc.	61,027	9,442,708
		24,554,635
Construction & Engineering - 0.1%
Quanta Services, Inc.	23,297	3,545,570
Electrical Equipment - 0.6%
AMETEK, Inc.	37,517	5,436,964
Eaton Corp. PLC	64,973	10,539,270
Emerson Electric Co.	96,593	8,714,620
Generac Holdings, Inc. (a)	10,310	1,243,386
Plug Power, Inc. (a)(b)	85,679	1,458,257
Rockwell Automation, Inc.	18,774	5,294,831
		32,687,328
Industrial Conglomerates - 0.8%
3M Co.	90,300	10,391,724
General Electric Co.	178,412	14,358,598
Honeywell International, Inc.	109,840	22,899,443
		47,649,765
Machinery - 1.7%
Caterpillar, Inc.	85,024	21,450,705
Cummins, Inc.	23,043	5,750,150
Deere & Co.	44,874	18,974,522
Dover Corp.	22,925	3,480,703
Fortive Corp.	57,926	3,940,706
IDEX Corp.	12,315	2,951,659
Illinois Tool Works, Inc.	45,680	10,782,307
Ingersoll Rand, Inc.	66,156	3,704,736
Otis Worldwide Corp.	68,060	5,596,574
PACCAR, Inc.	56,833	6,212,415
Parker Hannifin Corp.	20,979	6,839,154
Stanley Black & Decker, Inc.	24,170	2,158,623
Westinghouse Air Brake Tech Co.	29,643	3,077,240
Xylem, Inc.	29,528	3,071,207
		97,990,701
Professional Services - 0.4%
CoStar Group, Inc. (a)	66,444	5,175,988
Equifax, Inc.	20,014	4,447,111
Jacobs Solutions, Inc.	20,835	2,574,164
Leidos Holdings, Inc.	22,340	2,208,086
TransUnion Holding Co., Inc.	31,465	2,257,614
Verisk Analytics, Inc.	25,530	4,641,099
		21,304,062
Road & Rail - 0.8%
CSX Corp.	343,481	10,620,433
Norfolk Southern Corp.	37,822	9,297,026
Old Dominion Freight Lines, Inc.	14,799	4,931,619
Union Pacific Corp.	100,441	20,509,048
		45,358,126
Trading Companies & Distributors - 0.3%
Fastenal Co.	93,483	4,725,566
United Rentals, Inc.	11,326	4,994,200
W.W. Grainger, Inc.	7,332	4,322,067
		14,041,833
TOTAL INDUSTRIALS		452,635,363
INFORMATION TECHNOLOGY - 27.1%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	40,427	5,094,611
Cisco Systems, Inc.	670,774	32,646,571
F5, Inc. (a)	9,814	1,449,135
Motorola Solutions, Inc.	27,315	7,020,228
		46,210,545
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	97,228	7,755,878
CDW Corp.	22,128	4,337,752
Corning, Inc.	124,400	4,305,484
Keysight Technologies, Inc. (a)	29,256	5,247,064
TE Connectivity Ltd.	51,972	6,608,240
Teledyne Technologies, Inc. (a)	7,640	3,241,346
Trimble, Inc. (a)	40,148	2,330,993
Zebra Technologies Corp. Class A (a)	8,439	2,668,243
		36,495,000
IT Services - 4.8%
Accenture PLC Class A	102,924	28,720,942
Akamai Technologies, Inc. (a)	25,762	2,291,530
Automatic Data Processing, Inc.	67,773	15,303,821
Block, Inc. Class A (a)	87,790	7,174,199
Broadridge Financial Solutions, Inc.	19,264	2,896,535
Cloudflare, Inc. (a)	46,497	2,460,156
Cognizant Technology Solutions Corp. Class A	83,880	5,598,990
EPAM Systems, Inc. (a)	9,407	3,129,239
Fidelity National Information Services, Inc.	96,933	7,273,852
Fiserv, Inc. (a)	103,748	11,067,837
FleetCor Technologies, Inc. (a)	12,043	2,514,699
Gartner, Inc. (a)	12,927	4,371,136
Global Payments, Inc.	44,171	4,978,955
GoDaddy, Inc. (a)	25,311	2,078,792
IBM Corp.	147,716	19,901,777
Jack Henry & Associates, Inc.	11,904	2,143,791
MasterCard, Inc. Class A	138,686	51,397,032
MongoDB, Inc. Class A (a)	11,231	2,405,793
Okta, Inc. (a)	24,798	1,825,381
Paychex, Inc.	52,404	6,071,527
PayPal Holdings, Inc. (a)	186,241	15,176,779
Snowflake, Inc. (a)	46,524	7,278,215
SS&C Technologies Holdings, Inc.	35,789	2,159,866
Twilio, Inc. Class A (a)	28,369	1,697,601
VeriSign, Inc. (a)	15,068	3,285,577
Visa, Inc. Class A	267,121	61,493,925
		274,697,947
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (a)	263,412	19,795,412
Analog Devices, Inc.	84,037	14,409,824
Applied Materials, Inc.	140,551	15,670,031
Broadcom, Inc.	66,171	38,710,697
Enphase Energy, Inc. (a)	22,207	4,916,186
Entegris, Inc.	24,395	1,968,920
Intel Corp.	674,254	19,054,418
KLA Corp.	23,156	9,088,267
Lam Research Corp.	22,288	11,146,229
Marvell Technology, Inc.	139,274	6,009,673
Microchip Technology, Inc.	89,748	6,966,240
Micron Technology, Inc.	177,619	10,710,426
Monolithic Power Systems, Inc.	7,297	3,112,608
NVIDIA Corp.	406,798	79,476,125
NXP Semiconductors NV	42,334	7,802,580
onsemi (a)	70,497	5,178,005
Qorvo, Inc. (a)	16,551	1,798,432
Qualcomm, Inc.	183,141	24,396,213
Skyworks Solutions, Inc.	26,190	2,872,257
SolarEdge Technologies, Inc. (a)	9,135	2,915,253
Teradyne, Inc.	25,412	2,584,400
Texas Instruments, Inc.	148,286	26,277,762
Wolfspeed, Inc. (a)(b)	20,312	1,564,227
		316,424,185
Software - 8.8%
Adobe, Inc. (a)	75,950	28,127,323
ANSYS, Inc. (a)	14,254	3,796,695
Autodesk, Inc. (a)	35,261	7,586,757
Bill.Com Holdings, Inc. (a)(b)	15,529	1,795,463
Cadence Design Systems, Inc. (a)	44,818	8,194,075
Crowdstrike Holdings, Inc. (a)	35,089	3,715,925
Datadog, Inc. Class A (a)	40,630	3,039,530
DocuSign, Inc. (a)	32,794	1,988,628
Fair Isaac Corp. (a)	4,080	2,717,076
Fortinet, Inc. (a)	105,921	5,543,905
Gen Digital, Inc.	94,705	2,179,162
HubSpot, Inc. (a)	7,933	2,752,830
Intuit, Inc.	46,045	19,461,840
Microsoft Corp.	1,217,863	301,798,630
Oracle Corp.	251,089	22,211,333
Palantir Technologies, Inc. (a)(b)	288,252	2,242,601
Palo Alto Networks, Inc. (a)	49,072	7,784,782
Paycom Software, Inc. (a)	7,938	2,571,436
Roper Technologies, Inc.	17,328	7,394,724
Salesforce.com, Inc. (a)	163,371	27,441,427
ServiceNow, Inc. (a)	32,999	15,018,835
Splunk, Inc. (a)	24,446	2,341,193
Synopsys, Inc. (a)	24,981	8,837,029
Tyler Technologies, Inc. (a)	6,816	2,200,000
Unity Software, Inc. (a)(b)	39,818	1,414,335
Workday, Inc. Class A (a)	32,832	5,956,710
Zoom Video Communications, Inc. Class A (a)	36,155	2,711,625
Zscaler, Inc. (a)	13,782	1,711,173
		502,535,042
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	2,443,024	352,503,922
Dell Technologies, Inc.	42,328	1,719,363
Hewlett Packard Enterprise Co.	210,205	3,390,607
HP, Inc.	144,585	4,213,207
NetApp, Inc.	35,615	2,358,781
Seagate Technology Holdings PLC	31,309	2,122,124
Western Digital Corp. (a)	51,884	2,280,302
		368,588,306
TOTAL INFORMATION TECHNOLOGY		1,544,951,025
MATERIALS - 2.6%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	36,236	11,614,000
Albemarle Corp.	19,142	5,387,516
Celanese Corp. Class A	16,337	2,012,718
CF Industries Holdings, Inc.	32,048	2,714,466
Corteva, Inc.	116,702	7,521,444
Dow, Inc.	114,985	6,824,360
DuPont de Nemours, Inc.	81,141	6,000,377
Eastman Chemical Co.	19,590	1,727,250
Ecolab, Inc.	40,476	6,266,899
FMC Corp.	20,587	2,740,747
International Flavors & Fragrances, Inc.	41,671	4,686,321
Linde PLC	80,769	26,729,693
LyondellBasell Industries NV Class A	41,427	4,005,577
PPG Industries, Inc.	38,387	5,003,362
Sherwin-Williams Co.	38,524	9,114,393
The Mosaic Co.	55,595	2,754,176
		105,103,299
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	10,159	3,653,583
Vulcan Materials Co.	21,745	3,986,511
		7,640,094
Containers & Packaging - 0.2%
Amcor PLC	243,218	2,933,209
Avery Dennison Corp.	13,264	2,512,732
Ball Corp.	51,261	2,985,441
International Paper Co.	58,077	2,428,780
Packaging Corp. of America	15,182	2,166,471
		13,026,633
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	233,514	10,419,395
Newmont Corp.	129,670	6,863,433
Nucor Corp.	41,918	7,084,980
		24,367,808
TOTAL MATERIALS		150,137,834
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	24,386	3,919,806
American Tower Corp.	76,064	16,991,937
AvalonBay Communities, Inc.	22,887	4,061,069
Boston Properties, Inc.	23,441	1,747,292
Crown Castle International Corp.	70,742	10,477,598
Digital Realty Trust, Inc.	46,960	5,382,555
Equinix, Inc.	15,117	11,158,311
Equity Residential (SBI)	55,546	3,535,503
Essex Property Trust, Inc.	10,554	2,385,943
Extra Space Storage, Inc.	21,817	3,443,377
Healthpeak Properties, Inc.	88,119	2,421,510
Host Hotels & Resorts, Inc.	116,694	2,199,682
Invitation Homes, Inc.	94,854	3,082,755
Mid-America Apartment Communities, Inc.	18,834	3,140,004
Prologis (REIT), Inc.	150,798	19,495,165
Public Storage	25,821	7,858,363
Realty Income Corp.	102,468	6,950,404
SBA Communications Corp. Class A	17,635	5,246,942
Simon Property Group, Inc.	53,406	6,860,535
Sun Communities, Inc.	20,241	3,175,003
UDR, Inc.	49,880	2,124,389
Ventas, Inc.	65,140	3,374,903
VICI Properties, Inc.	157,365	5,378,736
Welltower, Inc.	77,188	5,792,188
Weyerhaeuser Co.	120,539	4,150,158
WP Carey, Inc.	34,091	2,915,803
		147,269,931
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	51,603	4,412,573
TOTAL REAL ESTATE		151,682,504
UTILITIES - 2.8%
Electric Utilities - 1.8%
Alliant Energy Corp.	40,914	2,210,583
American Electric Power Co., Inc.	83,945	7,887,472
Constellation Energy Corp.	53,427	4,560,529
Duke Energy Corp.	125,812	12,889,439
Edison International	62,383	4,298,189
Entergy Corp.	33,313	3,607,132
Evergy, Inc.	37,566	2,353,510
Eversource Energy	56,885	4,683,342
Exelon Corp.	162,340	6,849,125
FirstEnergy Corp.	88,841	3,638,039
NextEra Energy, Inc.	324,643	24,228,107
PG&E Corp. (a)	263,283	4,186,200
PPL Corp.	120,534	3,567,806
Southern Co.	177,852	12,037,023
Xcel Energy, Inc.	89,396	6,147,763
		103,144,259
Gas Utilities - 0.0%
Atmos Energy Corp.	22,830	2,683,438
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	108,985	2,987,279
Multi-Utilities - 0.8%
Ameren Corp.	42,294	3,674,080
CenterPoint Energy, Inc.	102,663	3,092,210
CMS Energy Corp.	47,308	2,989,393
Consolidated Edison, Inc.	57,971	5,525,216
Dominion Energy, Inc.	136,124	8,662,931
DTE Energy Co.	31,721	3,691,373
Public Service Enterprise Group, Inc.	81,490	5,046,676
Sempra Energy	51,351	8,233,106
WEC Energy Group, Inc.	51,509	4,841,331
		45,756,316
Water Utilities - 0.1%
American Water Works Co., Inc.	29,704	4,648,379
TOTAL UTILITIES		159,219,671
TOTAL COMMON STOCKS (Cost $4,998,222,941)		5,662,157,053

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $784,994)	800,000	784,981

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e)	20,803,984	20,808,144
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f)	14,238,144	14,239,568
TOTAL MONEY MARKET FUNDS (Cost $35,047,712)		35,047,712

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,034,055,647)	5,697,989,746
NET OTHER ASSETS (LIABILITIES) - (0.1)% (g)	(8,424,660)
NET ASSETS - 100.0%	5,689,565,086

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	136	Mar 2023	27,812,000	999,135	999,135

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $784,981.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $611,648 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	13,176,399	120,617,453	112,985,708	147,808	-	-	20,808,144	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	15,566,668	45,919,097	47,246,197	24,161	-	-	14,239,568	0.0%
Total	28,743,067	166,536,550	160,231,905	171,969	-	-	35,047,712

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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